UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kenneth B. Lissak
Address:  767 Third Avenue, 38th floor
          New York, NY 10017

Form      13F File Number: 28-05407

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth B. Lissak
Title:   General Partner, Manager
Phone:   (212) 752-8800

Signature, Place, and Date of Signing:

/s/ Kenneth B. Lissak          New York, New York         May 15, 2000
    [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       One*

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $12,238
                                       (thousands)
List of Other Included Managers:

No.               Name
---               ----
(1)           Adam D. Sender

*  Messrs.  Lissak and Sender are the Investment Managers of a single investment
   advisory  firm,  Kadem  Capital   Management,   Inc.,  which  has  investment
   discretion over the investment portfolios reported herein.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                  IN-
                                                                                  VEST-
                                                                                  MENT
                                                                                  DIS-   OTHER        VOTING
                          TITLE OF   CUSIP        MARKET    SHARES OR  SH   PUT/  CRE-   MANA-      AUTHORITY
 NAME OF ISSUER            CLASS     NUMBER       VALUE      PRN AMT   PRN  CALL  TION   GERS   SOLE  SHARED  NONE
 --------------            -----     ------       -----      -------   ---  ----  ----   ----   ----  ------  ----
Dell Computer             Common   247025109   $ 1,423,950   26,400     SH       Other   (1)          Shared
Intel Corp.               Common   749077103   $ 2,308,906   17,500     SH       Other   (1)          Shared
Motorola                  Common   620076109   $ 1,423,750   10,000     SH       Other   (1)          Shared
National Semiconductor    Common   637640103   $ 4,298,313   70,900     SH       Other   (1)          Shared
Qualcomm, Inc.            Common   747525103   $ 1,045,188    7,000     SH       Other   (1)          Shared
Vodaphone Group PLC-ADR   Common               $ 1,666,875   30,000     SH       Other   (1)          Shared
McKesson                  Calls    581557105   $    71,250      350              Other   (1)          Shared

     TOTAL                                     $12,238,232
                                               ===========